Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

December 31, 2012 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,329,352	4.625% - 7.57%	5.70%	2013 - 2026
Floating Rate Public/Private Notes (1)	301,523	(1)	1.83%	2013
Totals	$4,630,875

December 31, 2011 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,803,191	4.625% - 7.57%	5.84%	2012 - 2026
Floating Rate Public/Private Notes (1)	806,383	(1)	1.67%	2012 - 2013
Totals	$5,609,574

(1)	At December 31, 2012 and 2011, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.

Aggregate payments of principal on unsecured notes payable

Year	Total (1)
2013	$526,310
2014	586,323
2015	417,812
2016	1,190,538
2017	1,446,576
Thereafter	4,341,101
Net Unamortized Premium	20,584
Total	$8,529,244

(1)	Premiums and discounts are amortized over the life of the debt.